Lease Receivables Included in Other Current Assets and Other Assets in Accompanying Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Leases Disclosure [Line Items]
Total minimum lease payments receivable	¥ 32,683	¥ 35,963
Unguaranteed residual values	1,522	1,975
Unearned income	(2,544)	(3,056)
Executory costs	(21)	(20)
Capital Leases, Net Investment in Sales Type Leases Gross, Total	31,640	34,862
Less, allowance for doubtful receivables	(382)	(493)	(571)	(541)
Capital lease receivables	31,258	34,369
Less, portion due within one year	(11,307)	(11,739)
Total	¥ 19,951	¥ 22,630